The table below represent the common shares issued, issuable and outstanding at November 30, 2022 and February 28, 2022: (Details) - shares	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued	5,260,515,892	4,735,210,360	3,229,426,884
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued	5,248,415,892	4,733,110,360
Issuable	12,100,000	2,100,000
Issued, issuable and outstanding	5,260,515,892	4,735,210,360